Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ 9,930,675	$ (500,800)	$ (878,629)
Prior year adjustments	484,985	569,212	3,838,136
Effect of change in tax rates	23,903	(50,071)	(856,612)
Tax benefits (loss)	(1,795,446)	611,282	(765,292)
Total deferred tax expense	8,644,117	629,623	1,337,603
Current tax expense	(144,929,220)	(47,841,130)	(31,285,976)
Prior period adjustments	158,286	(1,154,469)	(298,010)
Total expenses (income) for current taxes	(144,770,934)	(48,995,599)	(31,583,986)
(Loss) Income from income tax	$ (136,126,817)	$ (48,365,976)	$ (30,246,383)